Statement of changes in equity - AUD ($)	Total	Issued capital [member]	Unissued equity [member]	Share based payment reserve [member]	Foreign currency translation reserve [member]	Accumulated losses [member]
Beginning Balance at Jun. 30, 2023	$ 12,050,551	$ 97,452,246	$ 0	$ 4,422,666	$ (741,790)	$ (89,082,571)
Loss after income tax benefit for the half-year	(8,823,513)	0	0	0	0	(8,823,513)
Other comprehensive income for the half-year, net of tax	(103,687)	0	0	0	(103,687)	0
Total comprehensive income for the half-year	(8,927,200)	0	0	0	(103,687)	(8,823,513)
Transactions with owners in their capacity as owners:
Issue of shares	1,648,187	1,648,187	0	0	0	0
Share issue costs	(320,719)	(320,719)	0	0	0	0
Conversion of convertible promissory note	380,224		380,224	0	0	0
Employee share-based payment options - expired	436,465	0	0	436,465	0	0
Ending balance at Dec. 31, 2023	5,267,508	98,779,714	380,224	4,859,131	(845,477)	(97,906,084)
Beginning Balance at Jun. 30, 2024	(10,017,757)	101,637,758	0	4,224,946	(750,191)	(115,130,270)
Loss after income tax benefit for the half-year	(10,453,811)	0	0	0	0	(10,453,811)
Other comprehensive income for the half-year, net of tax	174,335	0	0	0	174,335
Total comprehensive income for the half-year	(10,279,476)	0	0	0	174,335	(10,453,811)
Transactions with owners in their capacity as owners:
Issue of shares	16,387,602	16,387,602	0	0	0	0
Share issue costs	(187,965)	(187,965)
Unissued equity	0	(380,224)	380,224	0	0	0
Revaluation of available-for-sale financial assets	0	0	0	0	0	0
Employee share-based payment options - expired	0	0	0	(495,900)	0	495,900
Employee share-based payment options	290,053	0	0	290,053	0	0
Ending balance at Dec. 31, 2024	$ (3,807,543)	$ 117,457,171	$ 380,224	$ 4,019,099	$ (575,856)	$ (125,088,181)